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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

         NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                         VAN KAMPEN SENIOR INCOME TRUST
                   522 FIFTH AVENUE, NEW YORK, NEW YORK 10036

                       SECURITIES ACT FILE NO. 333-111002
                    INVESTMENT COMPANY ACT FILE NO. 811-08743


         The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the "Commission") that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date for the redemption.

   (1)  Title of the class of Securities to be redeemed:

           Auction Rate Cumulative Preferred Shares, par value of $0.01 per share, liquidation preference of $25,000 per share ("ARPS"), Series F, Series M, Series T, Series W and Series TH.

   (2)  Date on which the securities may be called or redeemed:

           The ARPS will be redeemed on the dividend payment date for each series as follows: Series F on February 8, 2010, Series M on February 9, 2010, Series T on February 10, 2010, Series W on February 11, 2010 and Series TH on February 12, 2010.

   (3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

           ARPS are to be redeemed in accordance with Section 3 of the Certificate of Vote of Trustees Establishing a Class of Preferred Shares, dated February 18, 2004.

   (4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

           Van Kampen Senior Income Trust intends to redeem 1,200 outstanding shares of Series F ARPS, 1,200 outstanding shares of Series M ARPS, 1,200 outstanding shares of Series T ARPS, 1,200 outstanding shares of Series W ARPS and 1,200 outstanding shares of Series TH ARPS.

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          Such redemption of each series of shares of outstanding ARPS shall be effected pro rata.

           Please note that this notice serves only to disclose a proposed redemption of each of the ARPS series.

                                    Signature

           Pursuant to the requirements of Rule 23c-2, Van Kampen Senior Income Trust has duly caused this Notification of Redemption of Securities pursuant to Rule 23c-2 under the Investment Company Act of 1940 to be signed on its behalf by the undersigned thereto duly authorized in the State of New York on this 8th day of January, 2010.

                                             Van Kampen Senior Income Trust


                                             By:  /s/ Lou Anne McInnis
                                                  --------------------
                                                  Name:  Lou Anne McInnis
                                                  Title: Assistant Secretary